Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

January 20, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Calvert World Values Fund, Inc. (the “Registrant”) (1933 Act File No. 033-45829) on behalf of Calvert Capital Accumulation Fund, Calvert Emerging Markets Equity Fund, Calvert International Equity Fund and Calvert International Opportunities Fund (the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a Prospectus dated February 1, 2016 as revised January 3, 2017. The purpose of the filing is to submit the 497(e) filing dated January 3, 2017 in XBRL for the Fund.

Please contact me at (617) 672-8055, or fax number (617) 672-1055 if you have any questions or comments.

Very truly yours,

/s/ Deanna Foley

Deanna Foley

Assistant Vice President